Property, Plant and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment, Net [Abstract]
Depreciation expenses	$ 199,668	$ 124,413	$ 3,345
Depreciation expenses, cost of sales	196,575	110,835
Depreciation expenses on general and administrative	3,093	13,577
Impairment loss